Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Operating Activities:
Net Income	$ 220.8	$ 271.7		$ 88.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	237.3	213.1		197.3
Impairments	0.0	0.0		148.6
Deferred income taxes and investment tax credits	57.9	67.0		9.0
Changes in assets and liabilities:
Accounts receivable	(26.5)	(343.0)		36.2
Inventories	(117.2)	(111.0)		2.6
Regulatory assets and liabilities	(409.0)	76.6		0.6
Accounts payable	190.7	177.7		(43.1)
Delayed/advance customer billings, net	(25.5)	(12.4)		7.0
Taxes accrued	11.2	8.9		2.9
Other assets and liabilities	(93.5)	(116.1)		12.0
Other	8.8	17.3		8.2
Net cash provided by operating activities	55.0	249.8		469.9
Delayed/advance customer billings, net	(25.5)	(12.4)		7.0
Investing Activities:
Capital expenditures	(552.2)	(624.8)		(638.4)
Other	5.5	2.8		6.8
Net cash used in investing activities	(546.7)	(622.0)		(631.6)
Financing Activities:
Issuance of long-term debt	300.0	629.1		510.0
Repayment of long-term debt	(55.8)	(115.4)		(147.0)
Issuance (repayment) of short-term debt, net	365.5	24.0		(95.2)
Issuance of common stock	51.9	1.0		41.1
Dividends paid on common stock	(141.9)	(133.2)		(128.0)
Dividends paid on preferred stock	(14.8)	(14.8)		(14.8)
Other financing activities	(4.0)	(11.3)		(6.1)
Net cash provided by financing activities	500.9	379.4		160.0
Net Increase (Decrease) in Cash, Cash Equivalents, and Restricted Cash	9.2	7.2		(1.7)
Cash, Cash Equivalents, and Restricted Cash at Beginning of Year	11.3	4.1		5.8
Cash, Cash Equivalents, and Restricted Cash at End of Year	20.5	11.3		4.1
Supplemental disclosure of cash paid for:
Interest, net of amounts capitalized	(119.9)	(98.7)		(100.0)
Income taxes	(1.8)	(1.5)		(2.9)
Spire Missouri [Member]
Operating Activities:
Net Income	114.9	144.1	[1]	130.2	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	145.3	129.2		118.0
Deferred income taxes and investment tax credits	21.3	25.3		17.1
Changes in assets and liabilities:
Accounts receivable	163.8	(207.4)		(3.7)
Inventories	(45.4)	(79.0)		2.7
Regulatory assets and liabilities	(314.3)	35.9		27.3
Accounts payable	25.3	23.1		2.3
Delayed/advance customer billings, net	(26.4)	(13.0)		13.7
Taxes accrued	9.3	2.1		2.7
Other assets and liabilities	(48.0)	(115.0)		(6.1)
Other	1.4	0.7		0.6
Net cash provided by operating activities	47.2	(54.0)		304.8
Delayed/advance customer billings, net	(26.4)	(13.0)		13.7
Investing Activities:
Capital expenditures	(354.1)	(382.6)		(356.0)
Other	3.6	1.3		1.3
Net cash used in investing activities	(350.5)	(381.3)		(354.7)
Financing Activities:
Issuance of long-term debt	300.0	304.1		275.0
Repayment of long-term debt	0.0	(55.0)		(107.0)
Issuance (repayment) of short-term debt, net	(250.0)	250.0		0.0
Issuance of common stock	51.1	0.0		0.0
Dividends paid on common stock	0.0	0.0		(33.9)
Other financing activities	(2.2)	(3.5)		(1.6)
Net cash provided by financing activities	303.3	435.3		47.3
Net Increase (Decrease) in Cash, Cash Equivalents, and Restricted Cash	0.0	0.0		(2.6)
Cash, Cash Equivalents, and Restricted Cash at Beginning of Year	0.0	0.0		2.6
Cash, Cash Equivalents, and Restricted Cash at End of Year	0.0	0.0		0.0
Borrowings from (repayments to) Spire, net	204.4	(60.3)		(85.2)
Borrowings from (repayments to) Spire, net	204.4	(60.3)		(85.2)
Supplemental disclosure of cash paid for:
Interest, net of amounts capitalized	(58.9)	(45.9)		(46.0)
Income taxes	0.0	0.0		0.0
Spire Alabama Inc [Member]
Operating Activities:
Net Income	68.5	73.8		65.7
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	66.8	62.1		59.3
Deferred income taxes and investment tax credits	23.2	25.0		22.0
Changes in assets and liabilities:
Accounts receivable	(21.2)	(17.8)		7.3
Inventories	(42.5)	(15.4)		11.9
Regulatory assets and liabilities	(101.7)	29.2		(23.5)
Accounts payable	26.3	14.0		(15.1)
Delayed/advance customer billings, net	0.5	0.5		(6.6)
Taxes accrued	0.8	2.5		0.6
Other assets and liabilities	(3.7)	(37.8)		18.9
Other	0.2	0.3		0.2
Net cash provided by operating activities	17.2	136.4		140.7
Delayed/advance customer billings, net	0.5	0.5		(6.6)
Investing Activities:
Capital expenditures	(141.5)	(169.8)		(150.4)
Other	0.8	0.7		1.6
Net cash used in investing activities	(140.7)	(169.1)		(148.8)
Financing Activities:
Issuance of long-term debt	0.0	150.0		100.0
Repayment of long-term debt	(50.0)	0.0		(40.0)
Dividends paid on common stock	(24.0)	(22.0)		(24.0)
Other financing activities	0.0	(0.9)		(0.5)
Net cash provided by financing activities	125.9	32.7		8.1
Net Increase (Decrease) in Cash, Cash Equivalents, and Restricted Cash	2.4	0.0		0.0
Cash, Cash Equivalents, and Restricted Cash at Beginning of Year	0.0	0.0		0.0
Cash, Cash Equivalents, and Restricted Cash at End of Year	2.4	0.0		0.0
Borrowings from (repayments to) Spire, net	211.9	(72.4)		(7.4)
Borrowings from (repayments to) Spire, net	211.9	(72.4)		(7.4)
Return of capital to Spire	(12.0)	(22.0)		(20.0)
Supplemental disclosure of cash paid for:
Interest, net of amounts capitalized	(21.0)	(17.9)		(19.0)
Income taxes	$ 0.0	$ 0.0		$ 0.0

[1]	Accumulated other comprehensive income (loss)